Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Share capital [Member] INR (₨)	Share capital [Member] USD ($)	Additional paid-in capital [Member] INR (₨)	Additional paid-in capital [Member] USD ($)	Currency translation reserve [Member] INR (₨)	Currency translation reserve [Member] USD ($)	Available-for-sale investments [Member] INR (₨)	Available-for-sale investments [Member] USD ($)	Hedging reserve [Member] INR (₨)	Hedging reserve [Member] USD ($)	Other components of equity [Member] INR (₨)	Other components of equity [Member] USD ($)	Capital redemption reserve [Member] INR (₨)	Capital redemption reserve [Member] USD ($)	Debenture redemption reserve [Member] INR (₨)	Debenture redemption reserve [Member] USD ($)	Reserve for research and human resource development [Member] INR (₨)	Reserve for research and human resource development [Member] USD ($)	Special reserve [Member] INR (₨)	Special reserve [Member] USD ($)	Earned surplus reserve [Member] INR (₨)	Earned surplus reserve [Member] USD ($)	Retained earnings [Member] INR (₨)	Retained earnings [Member] USD ($)	Reserves [Member] INR (₨)	Reserves [Member] USD ($)	Equity attributable to shareholders of Tata Motors Limited [Member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] USD ($)	Non-controlling interests [Member] INR (₨)	Non-controlling interests [Member] USD ($)
Balance at the beginning at Mar. 31, 2015		₨ 539,351.8		₨ 6,437.8		₨ 187,280.1		₨ 28,887.9		₨ 280.6		₨ (88,603.2)				₨ 22.8		₨ 10,421.6		₨ 1,644.3		₨ 2,695.8		₨ 140.0		₨ 385,734.0				₨ 534,941.7		₨ 4,410.1
Income for the year		96,872.2																								95,883.4				95,883.4		988.8
Other comprehensive income /(loss) for the year		58,537.2						17,048.7		(6.0)		3,743.2														37,653.9				58,439.8		97.4
Total comprehensive income for the year		155,409.4						17,048.7		(6.0)		3,743.2														133,537.3				154,323.2		1,086.2
Issue of shares pursuant to Rights (net of issue expenses of Rs. 572.6 million)		74,332.2		354.0		73,978.2																								74,332.2
Shares issued to non-controlling interests		1.9																														1.9
Dividend paid (including dividend tax)		(1,058.6)																														(1,058.6)
Transfer to earned surplus reserve																								95.3		(95.3)
Transfer to special reserve																						228.7				(228.7)
Balance at the end at Mar. 31, 2016		768,036.7		6,791.8		261,258.3		45,936.6		274.6		(84,860.0)		₨ (38,648.8)		22.8		10,421.6		1,644.3		2,924.5		235.3		518,947.3		₨ 534,195.8		763,597.1		4,439.6
Income for the year		62,234.4																								61,210.5				61,210.5		1,023.9
Other comprehensive income /(loss) for the year		(290,268.4)						(96,869.8)		788.2		(128,178.1)														(65,666.4)				(289,926.1)		(342.3)
Total comprehensive income for the year		(228,034.0)						(96,869.8)		788.2		(128,178.1)														(4,455.9)				(228,715.6)		681.6
Issue of shares held in abeyance		45.5		0.4		45.1																								45.5
Shares issued to non-controlling interests		6.2																														6.2
Dividend paid (including dividend tax)		(1,212.2)																								(730.0)				(730.0)		(482.2)
Transfer to debenture redemption reserve																		437.9								(437.9)
Transfer to earned surplus reserve																								81.8		(81.8)
Balance at the end at Mar. 31, 2017		538,842.2		6,792.2		261,303.4		(50,933.2)	$ (781.5)	1,062.8	$ 16.3	(213,038.1)	$ (3,268.7)	(262,908.5)		22.8		10,859.5		1,644.3		2,924.5		317.1		513,241.7		529,009.9		534,197.0		4,645.2
Income for the year		67,682.0	$ 1,038.5																							66,660.8				66,660.8		1,021.2
Other comprehensive income /(loss) for the year		308,003.9	4,725.8					100,322.0		359.3		167,957.0														39,093.7				307,732.0		271.9
Total comprehensive income for the year		375,685.9	5,764.3					100,322.0		359.3		167,957.0														105,754.5				374,392.8		1,293.1
Issue of shares held in abeyance	[1]	0.0		0.0																										0.0
Non-controlling interest on Acquisitions during the year		986.2																														986.2
Distribution to non-controlling interest		(399.9)																														(399.9)
Changes to non-controllinginterest		(607.4)																														(607.4)
Dividend paid (including dividend tax)		(559.7)																														(559.7)
Transfer (from)/to retained earnings																				349.6		869.7		118.8		(1,338.1)
Balance at the end at Mar. 31, 2018		₨ 913,947.3	$ 14,023.2	₨ 6,792.2	$ 104.2	₨ 261,303.4	$ 4,009.3	₨ 49,388.8	$ 757.8	₨ 1,422.1	$ 21.8	₨ (45,081.1)	$ (691.7)	₨ 5,729.8	$ 87.9	₨ 22.8	$ 0.3	₨ 10,859.5	$ 166.6	₨ 1,993.9	$ 30.6	₨ 3,794.2	$ 58.5	₨ 435.9	$ 6.7	₨ 617,658.1	$ 9,476.9	₨ 634,764.4	$ 9,739.6	₨ 908,589.8	$ 13,941.0	₨ 5,357.5	$ 82.2

[1]	* less than Rs. 50,000